[LETTERHEAD OMITTED]

March 7, 2007

VIA EDGAR AND FEDERAL EXPRESS

Securities and Exchange Commission

Division of Corporation Finance

100 F Street, NE

Washington, DC 20549

Attention:  John Reynolds

                    S. Thomas Kluck II

Re:          Shermen WSC Acquisition Corp.
                Amendment No. 6 to Registration Statement on Form S-1 File No. 333-133869

Ladies and Gentlemen:

                At the request of Shermen WSC Acquisition Corp., a Delaware corporation (the “Company”), we are responding to comments raised by the Staff of the Securities and Exchange Commission (the “Commission”) in the comment letter dated November 14, 2006 from John Reynolds of the Commission to Francis P. Jenkins, Jr., Chairman and Chief Executive Officer of the Company relating to Amendment No. 6 to the Registration Statement on Form S-1 of the Company filed with the Commission on October 25, 2006 (the “Registration Statement”).  The Registration Statement relates to the Company’s initial public offering of 20,000,000 units, each unit consisting of one share of the Company’s common stock and two warrants, for an aggregate public offering price of $120,000,000.  In addition, at the request of the Company, we respectfully advise the Staff that the Company has made additional changes to the Registration Statement in order to reflect certain structural changes the Company has decided to make.  The summary of such changes follows the responses to the Staff’s comments.

                We have simultaneously filed Amendment No. 7 to the Registration Statement and have attached a marked copy of such Amendment indicating the changes the Company has made to the Registration Statement in response to the Staff’s comments as well as certain additional changes described above.

                The numbered paragraphs below correspond to the numbers of the paragraphs in which the comments were made.  For your convenience, we have included above each response a copy of the comment to which we are responding.

COMMENTS AND RESPONSES:

General

1.                                       Comment:  We note your disclosure on page two that, “Our initial business combination must be with an operating business whose fair market value is equal to at least 80% of our net assets at the time of such acquisition.”  Please clarify whether the 80% of net assets test can be met in a transaction in which the registrant acquires less than a 100% interest in the target business.  If so, explain how such a valuation would be calculated.  In addition, please explain whether the company will acquire a controlling interest in the target business.  We may have further comment.

Response:  The Company has revised the Registration Statement in “Proposed Business—Effecting a Business Combination—Fair Market Value of Target Business” in accordance with the Staff’s comment.

Management, page 63

2.                                       Comment:  The prospectus states on page 65 that, “Mr. Jenkins may not participate in any discussions, due diligence or negotiations with potential acquisition candidates in the United States that engages in substantially similar business … as those conducted by Royster-Clark, Inc. as well as any deliberations or other board action with respect to such acquisition.”  Please discuss this aspect of the limitation in the summary and in the risk factor on page 22.

Response:  The Company has revised the disclosure to conform with the applicable non-competition covenant.  Accordingly, the Company has deleted the above referenced description and replaced it with the description of the non-competition covenant set forth in the risk factor on page 22 referenced in the Staff’s comment.  A similar description is already included in the “Prospectus Summary” on page 2 and elsewhere in the prospectus.

Financial Statements

Note E-Commitments, F-9

3.                                       Comment:  You state in fourth paragraph of Note E that the volatility used is 52.13%.  However, the fifth paragraph of the Note E indicates volatility of 18.79%.  Please revise to present consistent disclosures.

Response:  The Company has revised Note E to the Company’s financial statements included in the Registration Statement in accordance with the Staff’s comment.

Other Regulatory

4.                                       Comment:  Please provide a currently dated and signed consent in any amendment.

Response:  The Company has provided a currently dated and signed consent in Amendment No. 7 to the Registration in accordance with the Staff’s comment.

Part II — Exhibits

5.             Comment:  Please note that because your warrants are also considered contractual provisions, your legality opinion should be revised to: (i) state that they are valid, binding obligations of the company; and (ii) reference the state contract law covering the agreements.

Response:  The Company had its counsel revise the legality opinion in accordance with the Staff’s comment, and has filed such revised legality opinion as Exhibit 5.1 to the Registration Statement.

SUMMARY OF ADDITIONAL CHANGES:

1.             The Company has decided to add CIBC World Markets as a co-manager for the Company’s initial public offering of its units, and the Company has revised the Registration Statement throughout to reflect this addition.

2.             An investment banking fee in the amount of $1,000,000 will no longer be payable to CRT Capital Group LLC upon consummation of the Company’s initial business combination.  The Company has revised the Registration Statement in the prospectus cover page, “Prospectus Summary—Conversion Rights for Stockholders Voting to Reject a Business Combination,” “Prospectus Summary—Liquidation If No Business Combination,” “Summary Financial Data,” “Use of Proceeds,” “Capitalization,” “Dilution,” “Management’s Discussion and Analysis of Financial Condition and Results of Operations,” “Proposed Business—Effecting a Business Combination,” “Certain Relationships and Related Transactions—Certain Relations,” “Description of Securities—Common Stock” and “Underwriting” to reflect this change.

3.             Certain of the Company’s directors and officers have agreed to purchase through Shermen WSC Holding LLC from the Company on the closing date of the Company’s initial public offering of its units an aggregate of 4,357,143 instead of 2,642,857 warrants at $0.70 per warrant in a private placement.  The Company has revised the Registration Statement in the prospectus cover page, “Prospectus Summary—Warrants,” “Prospectus Summary—Founder Warrant Purchases,” “Summary Financial Data,” “Risk Factors—Risks Relating to the Company and the Offering,” “Use of Proceeds,” “Capitalization,” “Dilution,” “Management’s Discussion and Analysis of Financial Condition and Results of Operations,” “Certain Relationships and Related Transactions—Prior Share Issuance,” “Principal Stockholders,” “Description of Securities—Warrants,” “Description of Securities—Shares Eligible for Future Sale,” “Part II Information Not Required in Prospectus—Item 15. Recent Sales of Unregistered Securities” and “Underwriting” to reflect this change.

4.             The Company will proceed with a business combination only if a majority of the outstanding shares of its common stock voted by the public stockholders are voted in favor of the business combination and public stockholders owning less than 40% instead of 20% of the shares of its common stock sold in the Company’s initial public offering of its units exercise their conversion rights.  The Company has revised the Registration Statement in “Prospectus Summary—The Stockholders Must Approve a Business Combination,” “Prospectus Summary—Conversion Rights for Stockholders Voting to Reject a Business Combination,” “Summary Financial Data,” “Risk Factors—Risks Relating to the Company and the Offering,” “Proposed Business—Effecting a Business Combination,” “Proposed Business—Amended and Restated Certificate of Incorporation” and “Description of Securities—Common Stock” to reflect this change.

5.             The Company will effect a 1.15 for 1 forward stock split immediately prior to the initial public offering of its units.  The Company has revised the Registration Statement in “Prospectus Summary,” “Risk Factors—Risks Relating to the Company and the Offering,” “Capitalization” and “Dilution” to reflect this change.

6.             The shares of the Company’s common stock held by the existing stockholders will be not be released from escrow until six months following the Company’s consummation of a business combination instead of three years from the date of the closing of the Company’s initial public offering of its units.  The Company has revised the Registration Statement in “Prospectus Summary—Escrow of Existing Stockholder Shares,” “Certain Relationships and Related Transactions—Conflicts of Interest” and “Principal Stockholders” to reflect this change.

7.             The Company’s existing stockholders, other than the Company’s outside directors, Mr. Donald D. Pottinger and Mr. Joseph H. Prochaska, have agreed, subject to certain exceptions, that they will be personally liable, on a joint and several basis, to cover claims made by third parties, but only if, and to the extent, the claims reduce the amounts in the trust account available for payment to our stockholders in the event of a liquidation and the claims are made by a vendor or service provider for services rendered, or products sold, by us or a prospective acquisition target.  However, these existing stockholders will not have any personal liability as to any claimed amounts owed to a third party who executed a waiver (including a prospective acquisition target) or the underwriters.  The Company has revised the Registration Statement in “the Offering,” “Risk Factors—Risks Relating to the Company and the Offering” and “Proposed Business—Effecting a Business Combination—Plan of dissolution and liquidation if no business combination” to reflect this change.

On behalf of the Company we have arranged for delivery to the attention of each of John Reynolds and S. Thomas Kluck II of the Commission via Federal Express for overnight delivery five copies of this response letter together with marked copies of Amendment No. 7 to the Registration Statement.

We hope that the Staff will be able to accommodate the Company by responding to this response letter as soon as practicable.  In the mean time, should you have any questions, comments or desire further information regarding any of the responses or the attached filing, please contact the undersigned at (212) 698-3679.

Sincerely,

/s/ Gerald Adler
Gerald Adler

Attachment via Edgar/Enclosures via Federal Express

cc:           Francis P. Jenkins, Jr., Chairman and Chief Executive Officer